Supplement to the
Fidelity® International Small Cap Fund
December 30, 2004
Prospectus

Effective the close of business on May 5, 2005, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on May 5, 2005, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by May 5, 2005, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since May 5, 2005, and 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information replaces the "Annual operating expenses (paid from International Small Cap assets)" section of the "Fee Table" on page 5.

Annual operating expenses
(paid from International Small Cap assets)

Management fee	0.94%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.36%
Total annual class operating expensesA	1.30%

A Effective September 20, 2002, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.80%. This arrangement may be discontinued by FMR at any time.

The following information replaces similar information found in the "Fund Management" section on page 22.

Ben Paton, Tokuya Sano, and Wilson L. Wong are co-managers of International Small Cap Fund, which they have managed since January 2004, September 2002, and July 2005, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager. Since joining Fidelity Investments in 2000, Mr. Wong has worked as an investment analyst and portfolio manager.

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Supplement to the
Fidelity Advisor
International
Small Cap Fund
Institutional Class
December 30, 2004
Prospectus

Effective the close of business on May 5, 2005, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on May 5, 2005, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by May 5, 2005, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since May 5, 2005, and 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

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5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces similar information found in the "Fund Management" section beginning on page 26.

Ben Paton, Tokuya Sano, and Wilson L. Wong are co-managers of the fund, which they have managed since January 2004, September 2002, and July 2005, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager. Since joining Fidelity Investments in 2000, Mr. Wong has worked as an investment analyst and portfolio manager.

Supplement to the
Fidelity Advisor
International
Small Cap Fund
Class A, Class T, Class B, and Class C
December 30, 2004
Prospectus

Effective the close of business on May 5, 2005, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on May 5, 2005, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by May 5, 2005, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since May 5, 2005, and 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces similar information found in the "Fund Management" section on page 28.

Ben Paton, Tokuya Sano, and Wilson L. Wong are co-managers of the fund, which they have managed since January 2004, September 2002, and July 2005, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager. Since joining Fidelity Investments in 2000, Mr. Wong has worked as an investment analyst and portfolio manager.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 33.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

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2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.